Other Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	$ 94,973	$ 77,658
Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	94,973	77,658	$ 59,657	$ 38,201
Digital Cinema Implementation Partners LLC | Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	71,579	51,277	38,033	23,012
RealD
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	12,900	14,429
RealD | Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	12,900	14,429	10,443	13,707
AC JV, LLC | Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	7,269	7,899	6,426
Digital Cinema Distribution Coalition | Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	2,562	2,438	2,589	5
Other Investment | Other Affiliates
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates	$ 663	$ 1,615	$ 2,166	$ 1,477